FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments (including interest payments)

December 31, 2024:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$2,731	$—	$—	$2,731
User accounts	4,494	—	—	4,494
Accrued expenses and other payables	3,631	—	—	3,631
Lease liabilities	668	345	3	1,016
	$11,524	$345	$3	$11,872

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,113	$—	$—	$3,113
User accounts	3,553	—	—	3,553
Accrued expenses and other payables	2,667	—	—	2,667
Lease liabilities	645	493	251	1,389
Contingent consideration	—	1,000	—	1,000
	$9,978	$1,493	$251	$11,722

Schedule of changes in liabilities arising from financing activities

						Total
						liabilities
						arising
				Payable for	Short-term	from
	Warrants	Lease	Contingent	acquisition of	bank loan and	financing
	liability	liabilities	consideration	subsidiary	credit	activities
Balance as of December 31, 2022	$—	$1,008	$2,106	$—	$2,505	$5,619
New leases	—	287	—	—	—	287
Lease termination	—	(109)	—	—	—	(109)
Modification	—	674	—	—	—	674
Warrants issuance (see Note 1d)	10,925	—	—	—	—	10,925
Changes in fair value	(9,440)	—	(1,718)	—	—	(11,158)
Cash flows	—	(549)	(211)	—	(2,504)	(3,264)
Fair value of shares issued	—	—	(171)	—	—	(171)
Currency revaluations	—	(12)	—	—	(1)	(13)
Balance as of December 31, 2023	$1,485	$1,299	$6	$—	$—	$2,790
Business combination	—	350	—	629	—	979
Lease termination	—	(30)	—	—	—	(30)
Modification	—	32	—	—	—	32
Changes in fair value	965	—	(6)	110	—	1,069
Cash flows	—	(629)	—	—	—	(629)
Revaluation recognized in OCI	—	(15)	—	—	—	(15)
Currency revaluations	—	(53)	—	(26)	—	(79)
Balance as of December 31, 2024	$2,450	$954	$—	$713	$—	$4,117

Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

As of December 31, 2024:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$—	$27	$—	$27
Liabilities measured at fair value:
Other current payables - hedge instruments	—	(8)	—	(8)
Other current payables- shares payable	(237)	—	—	(237)
Warrants liability	$(2,450)	$—	$—	$(2,450)

As of December 31, 2023:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$68	$—	$—	$68
Liabilities measured at fair value:
Other current payables - hedge instruments	(10)	—	—	(10)
Other long-term liabilities - contingent payment for a business combination	—	—	(6)	(6)
Warrants liability	$(1,485)	$—	$—	$(1,485)

Schedule of changes in level 3

	Other long-
	term
	liabilities	Total
Fair value as of December 31, 2023	$6	$6
Change in fair value	(6)	(6)

	$—	$—